Commitments and Contingencies (Future Minimum Commitments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Capital Lease Obligations
2016	$ 1
2017	1
2018	2
2019	5
2020	0
Later years	0
Total minimum lease payments	9
Less: imputed interest costs	1
Present value of net minimum lease payments	8
Operating Lease Obligations
2016	61
2017	51
2018	42
2019	37
2020	36
Later years	76
Total minimum lease payments	$ 303